Schedule of Construction-in-Progress (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total construction-in-progress	$ 4,922,079	$ 6,729,673	$ 83,966
Construction in Progress [Member] | 200L Commercial Facility [Member]
Property, Plant and Equipment [Line Items]
Total construction-in-progress		4,148,113
Construction in Progress [Member] | 200L Commercial Facility Equipment [Member]
Property, Plant and Equipment [Line Items]
Total construction-in-progress	1,658,189	486,381
Construction in Progress [Member] | First New Animal Barn [Member]
Property, Plant and Equipment [Line Items]
Total construction-in-progress		1,551,167
Construction in Progress [Member] | Two New Animal Barn [Member]
Property, Plant and Equipment [Line Items]
Total construction-in-progress	2,093,263
Construction in Progress [Member] | New Office Space [Member]
Property, Plant and Equipment [Line Items]
Total construction-in-progress		477,907
Construction in Progress [Member] | New Laboratory Space [Member]
Property, Plant and Equipment [Line Items]
Total construction-in-progress	922,077
Construction in Progress [Member] | New Laboratory Space Equipment [Member]
Property, Plant and Equipment [Line Items]
Total construction-in-progress	60,448
Construction in Progress [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Total construction-in-progress	137,811
Construction in Progress [Member] | Other Segments [Member]
Property, Plant and Equipment [Line Items]
Total construction-in-progress	$ 50,291	66,105	83,966
Construction in Progress [Member] | Animal Barn [Member]
Property, Plant and Equipment [Line Items]
Total construction-in-progress		$ 1,551,167